AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.8%
Information Technology – 12.2%
Communications Equipment – 0.5%
Cisco Systems, Inc.	132,445	$5,206,413

IT Services – 1.7%
KBR, Inc.	84,976	1,757,304
PayPal Holdings, Inc.(a)	37,758	3,614,951
Visa, Inc. - Class A	66,622	10,734,136

		16,106,391

Semiconductors & Semiconductor Equipment – 2.0%
Intel Corp.	121,134	6,555,772
NVIDIA Corp.	21,224	5,594,646
QUALCOMM, Inc.	63,798	4,315,935
Texas Instruments, Inc.	24,064	2,404,716

		18,871,069

Software – 5.3%
Adobe, Inc.(a)	21,601	6,874,302
Microsoft Corp.	249,624	39,368,201
salesforce.com, Inc.(a)	30,809	4,435,880

		50,678,383

Technology Hardware, Storage & Peripherals – 2.7%
Apple, Inc.	101,980	25,932,494

		116,794,750

Health Care – 9.6%
Biotechnology – 0.9%
Vertex Pharmaceuticals, Inc.(a)	37,209	8,853,881

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	91,109	7,189,411
Boston Scientific Corp.(a)	212,196	6,923,956
Zimmer Biomet Holdings, Inc.	36,064	3,645,349

		17,758,716

Health Care Providers & Services – 2.3%
Cigna Corp.(a)	45,978	8,146,382
Humana, Inc.	12,597	3,955,710
UnitedHealth Group, Inc.	39,264	9,791,656

		21,893,748

Pharmaceuticals – 4.5%
Eli Lilly & Co.	58,402	8,101,525
Johnson & Johnson	140,852	18,469,923
Merck & Co., Inc.	214,925	16,536,330

		43,107,778

		91,614,123

Financials – 8.6%
Banks – 3.9%
Bank of America Corp.	302,458	6,421,183
Citigroup, Inc.	152,915	6,440,780
JPMorgan Chase & Co.	129,762	11,682,473
PNC Financial Services Group, Inc. (The)	131,000	12,539,320

		37,083,756

Company	Shares	U.S. $ Value

Capital Markets – 1.3%
Charles Schwab Corp. (The)	55,390	$1,862,212
Goldman Sachs Group, Inc. (The)	67,360	10,413,182

		12,275,394

Diversified Financial Services – 3.4%
Berkshire Hathaway, Inc. - Class B(a)	177,026	32,365,664

		81,724,814

Communication Services – 6.5%
Diversified Telecommunication Services – 1.0%
Anterix, Inc.(a)(b)	35,201	1,607,630
AT&T, Inc.	153,888	4,485,835
Comcast Corp. - Class A	96,301	3,310,828

		9,404,293

Entertainment – 2.0%
Activision Blizzard, Inc.	171,630	10,208,552
Netflix, Inc.(a)	11,671	4,382,461
Vivendi SA	141,307	2,987,707
Walt Disney Co. (The)	18,887	1,824,484

		19,403,204

Interactive Media & Services – 3.5%
Alphabet, Inc. - Class C(a)	17,146	19,937,540
Facebook, Inc. - Class A(a)	80,975	13,506,630

		33,444,170

		62,251,667

Industrials – 5.8%
Aerospace & Defense – 1.6%
Northrop Grumman Corp.	51,500	15,581,325

Construction & Engineering – 1.1%
Jacobs Engineering Group, Inc.	134,389	10,653,016

Industrial Conglomerates – 2.6%
Honeywell International, Inc.	187,677	25,109,306

Road & Rail – 0.5%
Norfolk Southern Corp.	29,695	4,335,470

		55,679,117

Consumer Staples – 5.8%
Beverages – 1.0%
Coca-Cola Co. (The)	210,378	9,309,227

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	14,448	4,119,558
Walmart, Inc.	110,795	12,588,528

		16,708,086

Company	Shares	U.S. $ Value

Household Products – 2.2%
Procter & Gamble Co. (The)	194,311	$21,374,210

Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) - Class A	21,365	3,404,299

Tobacco – 0.5%
Altria Group, Inc.	115,408	4,462,827

		55,258,649

Consumer Discretionary – 4.7%
Hotels, Restaurants & Leisure – 0.3%
Starbucks Corp.	44,237	2,908,140

Internet & Direct Marketing Retail – 3.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	33,350	6,485,908
Amazon.com, Inc.(a)	11,891	23,184,120
Booking Holdings, Inc.(a)	1,443	1,941,297

		31,611,325

Specialty Retail – 1.1%
Home Depot, Inc. (The)	49,461	9,234,864
Ulta Beauty, Inc.(a)	8,063	1,416,669

		10,651,533

		45,170,998

Utilities – 2.0%
Electric Utilities – 2.0%
NextEra Energy, Inc.	50,919	12,252,130
NRG Energy, Inc.	264,794	7,218,284

		19,470,414

Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp.	32,613	2,363,138
EOG Resources, Inc.	84,050	3,019,076
Valero Energy Corp.	34,840	1,580,343

		6,962,557

Materials – 0.5%
Containers & Packaging – 0.5%
Berry Global Group, Inc.(a)	140,962	4,751,829

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.4%
Equinix, Inc.	2,212	1,381,549
QTS Realty Trust, Inc. - Class A	40,017	2,321,386

		3,702,935

Total Common Stocks (cost $593,048,448)		543,381,853

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) - Series D 0.00%(a)(c)(d)(e) (cost $950,194)	20,767	565,747

SHORT-TERM INVESTMENTS – 40.7%
Investment Companies – 40.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(f)(g)(h) (cost $382,237,349)	382,237,349	382,237,349

	Principal Amount (000)

U.S. Treasury Bills – 0.7%
U.S. Treasury Bill Zero Coupon, 05/14/2020 (cost $6,987,082)	$7,000	6,999,206

Total Short-Term Investments (cost $389,224,431)		389,236,555

Total Investments Before Securities Sold Short – 97.6% (cost $983,223,074)		933,184,155

	Shares

SECURITIES SOLD SHORT – (2.0)%
COMMON STOCKS – (2.0)%
Real Estate – (1.2)%
Equity Real Estate Investment Trusts (REITs) – (1.2)%
Acadia Realty Trust	(110,215)	(1,365,564)
Agree Realty Corp.	(19,906)	(1,232,181)
Brixmor Property Group, Inc.	(144,161)	(1,369,529)
Chatham Lodging Trust	(165,921)	(985,571)
Empire State Realty Trust, Inc. - Class A	(176,948)	(1,585,454)
Kimco Realty Corp.	(140,961)	(1,363,093)
Regency Centers Corp.	(35,734)	(1,373,258)
SL Green Realty Corp.	(32,157)	(1,385,967)
Tanger Factory Outlet Centers, Inc.	(240,194)	(1,200,970)
Washington Prime Group, Inc.	(165,135)	(132,950)

		(11,994,537)

Consumer Discretionary – (0.5)%
Hotels, Restaurants & Leisure – (0.1)%
Six Flags Entertainment Corp.	(77,869)	(976,477)

Internet & Direct Marketing Retail – (0.1)%
Etsy, Inc.(a)	(10,714)	(411,846)
RealReal, Inc. (The)(a)	(61,304)	(429,741)

		(841,587)

Company	Shares	U.S. $ Value

Multiline Retail – (0.2)%
Macy’s, Inc.	(356,452)	$(1,750,179)

Textiles, Apparel & Luxury Goods – (0.1)%
Canada Goose Holdings, Inc.(a)	(45,319)	(901,395)
Oxford Industries, Inc.	(12,048)	(436,861)

		(1,338,256)

		(4,906,499)

Communication Services – (0.1)%
Entertainment – (0.1)%
AMC Entertainment Holdings, Inc. - Class A	(311,791)	(985,260)

Health Care – (0.1)%
Pharmaceuticals – (0.1)%
Canopy Growth Corp.(a)	(62,026)	(894,415)

Financials – (0.1)%
Banks – (0.1)%
HSBC Holdings PLC	(102,853)	(580,788)

Total Securities Sold Short (proceeds $20,951,597)		(19,361,499)

Total Investments, Net of Securities Sold Short – 95.6% (cost $962,271,476)(i)		913,822,656
Other assets less liabilities – 4.4%		42,474,979

Net Assets – 100.0%		$956,297,635

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	140	June 2020	$17,987,900	$(163,376)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	1,925,022	03/05/2021	$547,579
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	1,110,025	03/05/2021	464,637
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	1,122,484	03/05/2021	441,690
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	552,231	03/05/2021	227,303
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	13,498	03/05/2021	4,745
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	12,311	03/05/2021	4,738

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	7,491	03/05/2021	$2,622
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	12,905	03/05/2021	1,503
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	1,335	03/05/2021	544
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	13,869	03/05/2021	(119)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,137,852	03/05/2021	436,729
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,070,393	03/05/2021	424,415
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,131,248	03/05/2021	408,803
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,137,517	03/05/2021	399,995
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,137,350	03/05/2021	381,337
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	558,477	03/05/2021	217,039
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	248,017	03/05/2021	95,484
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	21,483	03/05/2021	7,238
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	20,480	03/05/2021	2,188
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	18,892	03/05/2021	(182)
Peloton Interactive, Inc.	FedFundEffective Minus 8.41%	Monthly	USD	183,646	03/05/2021	39,430
Peloton Interactive, Inc.	FedFundEffective Minus 8.40%	Monthly	USD	5,363	03/05/2021	693
Peloton Interactive, Inc.	FedFundEffective Minus 8.41%	Monthly	USD	1,381	03/05/2021	454
Peloton Interactive, Inc.	FedFundEffective Minus 35.09%	Monthly	USD	1,035	03/05/2021	230
Peloton Interactive, Inc.	FedFundEffective Minus 10.39%	Monthly	USD	345	03/05/2021	46
Peloton Interactive, Inc.	FedFundEffective Minus 0.60%	Monthly	USD	2,602	03/05/2021	28
Peloton Interactive, Inc.	FedFundEffective Minus 1.23%	Monthly	USD	770	03/05/2021	(116)
Peloton Interactive, Inc.	FedFundEffective Minus 31.25%	Monthly	USD	1,301	03/05/2021	(165)
Peloton Interactive, Inc.	FedFundEffective Minus 31.25%	Monthly	USD	25,355	03/05/2021	(3,218)
Peloton Interactive, Inc.	FedFundEffective Plus 0.30%	Annual	USD	27,612	03/05/2021	(3,266)
Peloton Interactive, Inc.	FedFundEffective Minus 1.23%	Monthly	USD	320,405	03/05/2021	(78,168)
Peloton Interactive, Inc.	FedFundEffective Minus 1.23%	Monthly	USD	320,618	03/05/2021	(97,253)

						$3,926,983

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,346,264 and gross unrealized depreciation of investments was $(66,031,477), resulting in net unrealized depreciation of $(44,685,213).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

FedFundEffective – Federal Funds Effective Rate

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$116,794,750	$—	$—	$116,794,750
Health Care	91,614,123	—	—	91,614,123
Financials	81,724,814	—	—	81,724,814
Communication Services	59,263,960	2,987,707	—	62,251,667
Industrials	55,679,117	—	—	55,679,117
Consumer Staples	55,258,649	—	—	55,258,649
Consumer Discretionary	45,170,998	—	—	45,170,998
Utilities	19,470,414	—	—	19,470,414
Energy	6,962,557	—	—	6,962,557
Materials	4,751,829	—	—	4,751,829
Real Estate	3,702,935	—	—	3,702,935
Preferred Stocks	—	—	565,747	565,747
Short-Term Investments:
Investment Companies	382,237,349	—	—	382,237,349
U.S. Treasury Bills	—	6,999,206	—	6,999,206
Liabilities::
Common Stocks:
Real Estate	(11,994,537)	—	—	(11,994,537)
Consumer Discretionary	(4,906,499)	—	—	(4,906,499)
Communication Services	(985,260)	—	—	(985,260)
Health Care	(894,415)	—	—	(894,415)
Financials	—	(580,788)	—	(580,788)

Total Investments in Securities	903,850,784	9,406,125	565,747	913,822,656
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	4,109,470	—	4,109,470
Liabilities:
Futures	(163,376)	—	—	(163,376)
Total Return Swaps	—	(182,487)	—	(182,487)

Total	$903,687,408	$13,333,108	$565,747	$917,586,263

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 06/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$374,268	$290,250	$282,281	$382,237	$5,329